Intangible - Changes in intangible (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 849,634
Intangible assets and goodwill at end of period	1,009,314
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,169,330
Addition	80,055
Adding acquisition	1,176
Business combination	153,809
IAS 29	768
Disposals	(1,944)
Intangible assets and goodwill at end of period	1,403,194
Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(319,696)
Amortization expenses	(75,491)
Additions / acquisitions	(450)
Disposals	1,757
Intangible assets and goodwill at end of period	(393,880)
Software | Acquired
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	31,513
Intangible assets and goodwill at end of period	R$ 47,187
Software | Acquired | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Software | Acquired | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Software | Acquired | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 66,883
Addition	28,316
Adding acquisition	1,165
IAS 29	768
Disposals	(1,852)
Intangible assets and goodwill at end of period	95,280
Software | Acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(35,370)
Amortization expenses	(14,030)
Additions / acquisitions	(450)
Disposals	1,757
Intangible assets and goodwill at end of period	(48,093)
Software not available for use | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	15,633
Intangible assets and goodwill at end of period	22,729
Software not available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	15,633
Addition	7,096
Intangible assets and goodwill at end of period	R$ 22,729
Software available for use | Internally generated
Disclosure of detailed information about intangible assets [line items]
Amortization rate	33.00%
Intangible assets and goodwill at beginning of period	R$ 36,174
Intangible assets and goodwill at end of period	38,989
Software available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	157,837
Addition	31,017
Intangible assets and goodwill at end of period	188,854
Software available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(121,663)
Amortization expenses	(28,202)
Intangible assets and goodwill at end of period	R$ (149,865)
Software development - capitalized interest
Disclosure of detailed information about intangible assets [line items]
Amortization rate	33.00%
Intangible assets and goodwill at beginning of period	R$ 4,058
Intangible assets and goodwill at end of period	12,455
Software development - capitalized interest | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	8,786
Addition	11,783
Intangible assets and goodwill at end of period	20,569
Software development - capitalized interest | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(4,728)
Amortization expenses	(3,386)
Intangible assets and goodwill at end of period	(8,114)
Brands acquired
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	42,112
Intangible assets and goodwill at end of period	R$ 41,162
Brands acquired | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Brands acquired | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Brands acquired | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 46,188
Adding acquisition	11
Intangible assets and goodwill at end of period	46,199
Brands acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(4,076)
Amortization expenses	(961)
Intangible assets and goodwill at end of period	(5,037)
Technology- acquisitions
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	38,973
Intangible assets and goodwill at end of period	R$ 39,471
Technology- acquisitions | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Technology- acquisitions | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Technology- acquisitions | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 129,377
Business combination	14,358
Intangible assets and goodwill at end of period	143,735
Technology- acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(90,404)
Amortization expenses	(13,860)
Intangible assets and goodwill at end of period	(104,264)
Client portfolio - acquisitions
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	73,722
Intangible assets and goodwill at end of period	R$ 79,761
Client portfolio - acquisitions | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Client portfolio - acquisitions | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	50.00%
Client portfolio - acquisitions | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 137,177
Business combination	21,182
Disposals	(91)
Intangible assets and goodwill at end of period	158,268
Client portfolio - acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(63,455)
Amortization expenses	(15,052)
Intangible assets and goodwill at end of period	(78,507)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	607,446
Intangible assets and goodwill at end of period	727,558
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	607,446
Addition	1,843
Business combination	118,269
Intangible assets and goodwill at end of period	727,558
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	3
Intangible assets and goodwill at end of period	2
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	3
Disposals	(1)
Intangible assets and goodwill at end of period	R$ 2